STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED MAY 7, 2008

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Investor and Institutional Class shares, as applicable, of the Funds listed below:

AIM BASIC VALUE FUND                 AIM MID CAP CORE EQUITY FUND
AIM CONSERVATIVE ALLOCATION FUND     AIM MODERATE ALLOCATION FUND
AIM GLOBAL EQUITY FUND               AIM MODERATE GROWTH ALLOCATION FUND
AIM GROWTH ALLOCATION FUND           AIM MODERATELY CONSERVATIVE ALLOCATION FUND
AIM INCOME ALLOCATION FUND           AIM SMALL CAP GROWTH FUND
AIM INTERNATIONAL ALLOCATION FUND

The following information replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGER FUND HOLDINGS AND INFORMATION ON OTHER MANAGED ACCOUNTS -- AIM GLOBAL EQUITY FUND" on page H-1 of the Statement of Additional Information. The following table reflects information as of March 31, 2008:


------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
                                                                      OTHER POOLED INVESTMENT
                                    OTHER REGISTERED MUTUAL FUNDS   VEHICLES MANAGED (ASSETS IN   OTHER ACCOUNTS MANAGED
                     DOLLAR RANGE    MANAGED (ASSETS IN MILLIONS)            MILLIONS)              (ASSETS IN MILLIONS)
                          OF        ----------- ------------------- ----------- ----------------- ------------ -----------
   "PORTFOLIO        INVESTMENTS    NUMBER OF                       NUMBER OF                      NUMBER OF
     MANAGER        IN EACH FUND(1)  ACCOUNTS         ASSETS         ACCOUNTS        ASSETS        ACCOUNTS      ASSETS
------------------- ------------------------------------------------------------------------------------------------------
                                                      AIM GLOBAL EQUITY FUND
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------
Uwe Draeger              None          None           None             34            $4,903           76        $8,350
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

Michael Fraikin          None          None           None             34            $4,903           76        $8,350
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

Nils Huter               None          None           None             34            $4,903           76        $8,350
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

Thorsten Paarmann        None          None           None             34            $4,903           76        $8,350
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

Alexander Uhlmann        None          None           None             34            $4,903           76        $8,350
------------------- --------------- ----------- ------------------ ------------ ----------------- ----------- ------------

(1) This column reflects investments in a Fund's shares owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended). A portfolio manager is presumed to be a beneficial owner of securities that are held by his or her immediate family members sharing the same household.

(2) Messrs. Draeger, Fraikin, Huter, Paarmann and Uhlmann began serving as portfolio managers on AIM Global Equity Fund on May 1, 2008. Ownership information for these individuals has been provided as of March 31, 2008."